Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,658,350
Previously Paid Amount	0.00
Total Fee Amount	1,784.89
Total Offset Amount	0.00
Net Fee	1,784.89
Narrative - Max Aggregate Offering Price	$ 11,658,350
Final Prospectus	true